Market Risk - Portfolio Market Risk Measures (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Market Risk [line items]
Total VaR (one-day measure)	$ 34.6	$ 69.0
Stressed Value-at-Risk (one-day)	85.5	74.0
Incremental Risk Capital Charge (one-year)	162.0	176.4
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	21.1	15.3
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	31.5	35.6
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.0	10.6
Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.1	4.8
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.9	12.1
Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	28.4	60.0
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(57.4)	(69.4)
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	44.8	45.2
Stressed Value-at-Risk (one-day)	55.8	77.5
Incremental Risk Capital Charge (one-year)	151.4	260.3
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	24.9	21.2
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	31.6	23.0
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.4	12.8
Average risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.5	2.4
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.8	5.8
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	33.2	36.8
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(62.6)	(56.8)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	69.6	76.0
Stressed Value-at-Risk (one-day)	85.5	100.0
Incremental Risk Capital Charge (one-year)	195.8	418.8
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	44.2	41.1
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	41.9	41.0
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	15.8	24.3
High risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.7	7.5
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.7	13.4
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	57.2	60.9
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	30.1	21.8
Stressed Value-at-Risk (one-day)	41.5	55.7
Incremental Risk Capital Charge (one-year)	121.7	149.4
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	12.2	9.8
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	22.5	8.0
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.7	7.8
Low risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.0	0.6
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.3	2.9
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	$ 20.3	$ 17.8